UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2004
                                                -------------------------------

Check here if Amendment  [ X ]; Amendment Number:       One
                                                   ----------------
         This Amendment  (Check only one.):   [ X ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Title:                 President
                  --------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Wallace R. Weitz          Omaha, Nebraska           December 10, 2004
-------------------------     -----------------------    -------------------
  Signature                     City, State               Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                              -------------------

Form 13F Information Table Entry Total:           59
                                              -------------------

Form 13F Information Table Value Total:       $6,069,517
                                              -------------------
                                              (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                            30-Sep-04
13F FILE NO. 28-3062
                                                     FORM 13F INFORMATION TABLE

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

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COLUMN 1                       COLUMN 2          COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6     COLUMN 7   COLUMN 8
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                                                              VALUE        SHRS OR  SH/ PUT/    INVESTMENT    OTHER       VOTING
NAME OF ISSUER             TITLE OF CLASS        CUSIP       (x$1000)      PRN AMT  PRN CALL    DISCRETION    MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

ALLTEL CORP                     COM             020039103      88,021      1,603,000 SH           Sole         N/A        Sole
ARCHSTONE SMITH TR              COM             039583109       2,152         68,000 SH           Sole         N/A       Shared
AUTOZONE INC                    COM             053332102       8,304        107,500 SH           Sole         N/A        Sole
AVALONBAY CMNTYS INC            COM             053484101       2,409         40,000 SH           Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL A            084670108     241,667          2,789 SH           Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL      CL B            084670207     297,723        103,700 SH           Sole         N/A        Sole
CABELAS INC                     COM             126804301      38,192      1,639,861 SH           Sole         N/A        Sole
CAESARS ENTMT INC               COM             127687101     481,932     28,858,200 SH           Sole         N/A       Shared
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT  139733109       9,006        288,000 SH           Sole         N/A       Shared
CARDINAL HEALTH INC             COM             14149Y108     149,321      3,411,500 SH           Sole         N/A       Shared
CENVEO INC                      COM             15670S105      39,757     11,359,000 SH           Sole         N/A        Sole
CHARTER COMMUNICATIONS INC D    CL A            16117M107      86,582     32,549,600 SH           Sole         N/A        Sole
CITIZENS COMMUNICATIONS CO      COM             17453B101     209,520     15,647,500 SH           Sole         N/A       Shared
COMCAST CORP NEW                CL A SPL        20030N200     416,176     14,906,000 SH           Sole         N/A       Shared
CORINTHIAN COLLEGES INC         COM             218868107      12,915        958,100 SH           Sole         N/A        Sole
COSTCO WHSL CORP NEW            COM             22160K105      22,983        553,000 SH           Sole         N/A       Shared
COUNTRYWIDE FINANCIAL CORP      COM             222372104     344,371      8,742,596 SH           Sole         N/A       Shared
CUMULUS MEDIA INC               CL A            231082108       4,712        327,484 SH           Sole         N/A        Sole
DAILY JOURNAL CORP              COM             233912104       3,903        114,800 SH           Sole         N/A        Sole
DIAGEO P L C                    SPON ADR NEW    25243Q205         378          7,500 SH           Sole         N/A        Sole
FEDERAL HOME LN MTG CORP        COM             313400301     262,082      4,017,200 SH           Sole         N/A       Shared
FEDERAL NATL MTG ASSN           COM             313586109     317,159      5,002,501 SH           Sole         N/A       Shared
FIRST DATA CORP                 COM             319963104         239          5,500 SH           Sole         N/A        Sole
FIRST HEALTH GROUP CORP         COM             320960107      49,380      3,069,000 SH           Sole         N/A       Shared
FOREST CITY ENTERPRISES INC     CL A            345550107      64,522      1,171,000 SH           Sole         N/A        Sole
GENERAL GROWTH PPTYS INC        COM             370021107      38,059      1,227,700 SH           Sole         N/A       Shared
GREENPOINT FINL CORP            COM             395384100      37,008        800,000 SH           Sole         N/A        Sole
HCA INC                         COM             404119109         191          5,000 SH           Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC       COM             410761100       5,962        480,800 SH           Sole         N/A        Sole
HARRAHS ENTMT INC               COM             413619107      95,362      1,799,970 SH           Sole         N/A       Shared
HILTON HOTELS CORP              COM             432848109     201,758     10,709,000 SH           Sole         N/A       Shared
HOST MARRIOTT CORP NEW          COM             44107P104     332,343     23,688,000 SH           Sole         N/A       Shared
IACINTERACTIVECORP              COM             44919P102     134,531      6,109,500 SH           Sole         N/A       Shared
ITT EDUCATIONAL SERVICES INC    COM             45068B109      20,585        571,000 SH           Sole         N/A       Shared
INSIGHT COMMUNICATIONS INC      CL A            45768V108      75,731      8,605,850 SH           Sole         N/A       Shared
INSURANCE AUTO AUCTIONS INC     COM             457875102       3,322        193,697 SH           Sole         N/A        Sole
INTELLIGENT SYS CORP NEW        COM             45816D100       1,315        664,166 SH           Sole         N/A        Sole
LABORATORY CORP AMER HLDGS      COM NEW         50540R409      83,671      1,913,800 SH           Sole         N/A       Shared
LIBERTY MEDIA CORP NEW          COM SER A       530718105     392,065     44,961,600 SH           Sole         N/A       Shared
LIBERTY MEDIA INTL INC          COM SER A       530719103     127,006      3,806,899 SH           Sole         N/A       Shared
LYNCH INTERACTIVE CORP          COM             551146103       3,500        100,000 SH           Sole         N/A        Sole
MOHAWK INDS INC                 COM             608190104         635          8,000 SH           Sole         N/A        Sole
NEWCASTLE INVT CORP             COM             65105M108      16,271        530,000 SH           Sole         N/A        Sole
NOVASTAR FINL INC               COM             669947400       5,450        125,000 SH           Sole         N/A        Sole
OMNICARE INC                    COM             681904108      12,342        435,200 SH           Sole         N/A       Shared
PAPA JOHNS INTL INC             COM             698813102      16,984        553,590 SH           Sole         N/A        Sole
PEDIATRIX MED GROUP             COM             705324101       8,995        164,000 SH           Sole         N/A       Shared
QWEST COMMUNICATIONS INTL IN    COM             749121109     159,641     47,940,200 SH           Sole         N/A        Sole
REDWOOD TR INC                  COM             758075402     226,397      3,627,000 SH           Sole         N/A       Shared
REPUBLIC SVCS INC               COM             760759100       4,851        163,000 SH           Sole         N/A        Sole
ST JOE CO                       COM             790148100       1,046         21,900 SH           Sole         N/A       Shared
SIX FLAGS INC                   COM             83001P109      61,744     11,350,000 SH           Sole         N/A        Sole
TELEPHONE & DATA SYS INC        COM             879433100     224,010      2,661,400 SH           Sole         N/A       Shared
TRIAD HOSPITALS INC             COM             89579K109       54594        1585200 SH           Sole         N/A       Shared
US BANCORP DEL                  COM NEW         902973304      73,204      2,533,000 SH           Sole         N/A       Shared
VORNADO RLTY TR                 SH BEN INT      929042109       1,567         25,000 SH           Sole         N/A        Sole
WASHINGTON MUT INC              COM             939322103      208062        5324000 SH           Sole         N/A        Sole
WASHINGTON POST CO              CL B            939640108      279680         304000 SH           Sole         N/A        Sole
WELLS FARGO & CO NEW            COM             949746101        8229         138000 SH           Sole         N/A        Sole
                                                          --------------------------
                              59                            6,069,517    317,678,803

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